Significant accounting policies	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Significant accounting policies
3.	Significant accounting policies

3.1	Basis of presentation -
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (henceforth “IFRS”) as issued by the International Accounting Standards Board (henceforth “IASB”) and are presented in Soles, which is the functional currency of the Group. All values are rounded to the nearest thousand (S/(000)), except when otherwise indicated.
The preparation of the consolidated financial statements in conformity with the IFRS requires Management to make estimations and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of significant events in the notes to the consolidated financial statements; see Note 3.6.

3.2	Adoption of new standards and disclosures -
In these consolidated financial statements, the Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.
The following standards, interpretations or amendments have been adopted for the first time in 2020, but they have not had a significant impact on the Group’s consolidated financial statements

•	Amendments to IFRS 3 “Business Combinations”
The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs.
These amendments did not have any impact on the Group´s consolidated financial statements, but may impact future periods if the Group enters into any business combinations.

•	Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”
The amendments provide a new definition of “material” that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity”. The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, reported in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.
These amendments did not have any significant impact on the Group´s consolidated financial statements.

•	Conceptual Framework for Financial Reporting issued on March 29, 2018
Although the Conceptual Framework is not a standard, its purpose is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards.

The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments did not have any impact on the Group´s consolidated financial statements.

•	Amendments to IFRS 16 “Leases”
In May 2020, the IASB issued amendment to IFRS 16 that provide relief to lessees from the application of said standard, which are related to lease modification accounting for rent concessions for
Covid-19
pandemic. These amendments require a lessee applying the practical expedient, to record
Covid-19
related rent concessions as if they were not a lease modification. Likewise, a lessee may elect not to assess whether a
Covid-19
related rent concession is a lease modification.
This amendment did not have an impact on the Group´s consolidated financial statements.
Since January 1, 2019, the Group is applying: (i) IFRS 16 “Leases”, whose accounting policies and impacts are described in Notes 3.4(j) and 8(e); and (ii) the first phase of the amendments to IFRS 9 “Financial Instruments”, IAS 39 “Financial Instruments: Recognition and Measurement”, and IFRS 7 “Financial Instruments: Disclosures”; referred to the Interest rate benchmark reform, whose accounting policies and impacts are described in Notes 3.4(ag) and 10(b)(vi).

3.3	Basis of consolidation -
The consolidated financial statements comprise the financial statement of IFS and its Subsidiaries (see Note 2).
For accounting consolidation purposes, control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns. Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns.
Generally, it is presumed that a majority of voting rights entitles to control. In order to support this presumption and when the Group has less than the majority of votes or similar rights in the investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee;

•	Rights arising from other contractual arrangements; and

•	The Group’s voting rights and potential voting rights.
The Group assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation with a Subsidiary begins when the Group obtains control over the Subsidiary and ceases when the Group loses control of the Subsidiary.

For consolidation purposes, profit and loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the Group’s parent Company and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. All assets and liabilities, income, expenses and cash flows relating to transactions between members of the Group are fully eliminated. When necessary, adjustments are made to the financial statement of Subsidiaries to bring their accounting policies into line with the Group’s accounting policies.
The subsequent acquisition of the
non-controlling
interest is directly recorded in the consolidated statement of changes in equity; the difference between the paid amount and the acquired net assets is registered as an equity transaction. Therefore, the Group reports no additional goodwill after the purchase of the non-controlling
interest and recognizes no profit or loss for the sale of the non-controlling
interest.
Assets in custody or managed by the Group, such as investment funds and others, are not part of the Group’s consolidated financial statements; see Note 3.4(ab).

3.4	Summary of significant accounting policies

(a)	Foreign currency translation -
Functional and presentation currency:
The Group has determined that its functional and presentation currency is the Sol, because it reflects the economic substance of the underlying events and circumstances relevant to most of the Group’s entities, insofar as its main operations and/or transactions, such as loans granted, financing obtained, sale of insurance premiums, interest and similar income, interest and similar expenses and an important percentage of purchases are established and settled in Soles; in addition, it corresponds to the functional currency to most of the Subsidiaries; except for Inteligo Bank, whose functional currency is the US Dollar.
Because Inteligo Bank has a functional currency different from the Sol, its balances were translated for consolidation purposes using the methodology established by IAS 21 “The Effects of Changes in Foreign Exchange Rates”, as follows:

•	Assets and liabilities at the closing rate at the date of each consolidated statement of financial position.

•	Income and expenses, at the average exchange rate for each month.
As a result of the translation, the Group has recorded the difference in the caption “Exchange differences on translation of foreign operations” in the consolidated statement of other comprehensive income.
Foreign currency balances and transactions:
Foreign currency transactions and balances are those performed in currencies different from the functional currency. Transactions in foreign currencies are initially recorded in the functional currency using the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate in effect on the reporting date. The differences between the closing rate at the date of each consolidated statement of financial position presented and the exchange rate initially used to record the transactions in foreign currency are recognized in the consolidated statement of income in the period in which they arise, in the caption “Translation result”.
Non-monetary
assets and liabilities acquired in a foreign currency are recorded at the exchange rate at the date of the initial transaction.

(b)	Interest income -

(b.1)	Effective interest rate method -
Interest income is recorded using the effective interest rate (“EIR”) method for all financial assets measured at amortized cost, interest rate derivatives for which hedge accounting is applied and the related amortization/recycling effect of hedge accounting. The interest income of financial assets that accrue interests measured at fair value through other comprehensive income according to IFRS 9 is also recorded using the EIR method. Interest expenses are also calculated using the EIR method for all financial liabilities held at amortized cost. EIR is the rate that exactly discounts estimated future cash flows through the expected life of the financial instrument or, when appropriate, a shorter period at the net carrying amount of the financial asset.
The EIR is calculated by taking into account transaction costs and any discount or premium on the acquisition of the financial asset, as well as fees and costs that are an integral part of the EIR. The Group recognizes interest income using the best estimate of a constant rate of return over the expected life of the financial asset. Therefore, the EIR calculation also takes into account the effect of potentially different interest rates that may be charged at various stages of the financial asset’s expected life, and other characteristics of the product’s life cycle (including prepayments, penalty interest and charges).
If expectations of fixed rate financial assets’ or liabilities’ cash flows are revised for reasons other than credit risk, then changes to future contractual cash flows are discounted at the original EIR, and the adjustment is recorded as a positive or negative adjustment of the carrying amount of the financial asset in the consolidated statement of financial position with an increase or decrease in Interest revenue.
For floating-rate financial instruments, periodic
re-estimation
of cash flows to reflect the movements in the market rates of interest also alters the effective interest rate, but when instruments were initially recognized at an amount equal to the principal, re-estimating
the future interest payments does not significantly affect the carrying amount of the asset or the liability.

(b.2)	Interest income and similar -
The Group calculates the interest income by applying the EIR to the gross carrying amount of non-impaired
financial assets.
When a financial asset becomes impaired, and, therefore, it is classified as Stage 3 (as established in Note 3.4(h), the Group calculates the interest income by applying the EIR at the amortized cost of the asset. If the financial assets “recover”, as detailed in Note 30.1(d), and is no longer impaired, the Group recalculates the interest income in gross figures.
For purchased or originated credit-impaired (POCI) assets, as established in Note 30.1(d), the Group calculates the interest income by determining the credit-adjusted EIR at the amortized cost of the asset. The credit-adjusted EIR is the interest rate that, in the initial recognition, discounts the estimated future cash flows (including credit losses) at the amortized cost of POCI assets.
The interest income for all trading assets, that is, for those that are measured at fair value through profit or loss, are presented under the caption “Net gain (loss) of financial assets at fair value through profit or loss” of the consolidated statement of income.
(c)	Banking services commissions -
The Group earns fee and commission income from a diverse range of financial services it provides to its customers. Fee and commission income is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for providing the services.
The performance obligations, as well as the timing of their satisfaction, are identified and determined at the inception of the contract. The Group’s income from contracts do not typically include multiple performance obligations.
When the Group provides a service to its clients, the consideration is invoiced and generally due immediately upon satisfaction of a service provided at a point in time or at the end of the contract period for a service provided over time.
The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before transferring them to the customer.
The fees included in the caption “Fees for banking services, net” that make up part of the consolidated statement of income include fee income where performance obligations are satisfied at a specific time or over a period of time.
Fee income where performance obligations are satisfied over a period of time include, among others, collection services, funds management, memberships, fees for contingent loans and credit card insurance. Likewise, fee income where performance obligations are satisfied at a specific time include, among others, banking service fees, brokerage and custody services, and credit card fees.
Below is the main income from contracts with customers that are recognized in the consolidated statement of financial position:

•
Fees receivable for credit cards and certain fees receivable for letters of guarantee included in the caption “Other accounts receivable and other assets, net”, represent the Group’s right to an unconditional consideration (i.e., it only requires the passing of time for the consideration payment). This income is measured at amortized cost and is subject to impairment specifications under IFRS 9.

•
Deferred income from commissions for letters of guarantee included in the caption “Other accounts payable, provisions and other liabilities”, represent the Group’s obligation to render services to a customer, from whom the Group has received a consideration (or a due amount). A liability for unearned fees and commissions is recognized when the payment is made or when the payment is due (whichever happens first). Unearned fees and commissions are recognized as income when the Group renders the service.

(d)	Insurance contracts –
Accounting policies for insurance activities:
The Group applies to insurance contracts the existing accounting policies prior to the adoption of IFRS (i.e., accounting standards established by the SBS for financial and insurance entities in Peru) with certain modifications as described below:
•
Incurred but not reported claims reserves (IBNR): These reserves are calculated and applied at each recording period using the Chain Ladder methodology, which considers past experience based on cumulative claims losses to estimate future claims developments.

•
Technical reserves for life annuities and retirement, disability and survival pensions: Until May 31, 2018, to calculate the reserve of insurance contracts; the Group considered the Chilean current mortality and morbidity tables (improved RV–2009, B–2006 and MI–2006). In addition, to discount the future cash flows of these liabilities, for portfolio’s debt instruments, the Group set an average rate for matching periods and a
3-percent
rate for
non-matching
periods. From June 2018, the Group uses the Peruvian mortality tables
SPP-S-2017
and
SPP-I-2017
(men and women), published by the SBS through Resolution
No. 886-2018
dated March 7, 2018, and set the discount interest rate through the Matching Adjustment method plus an illiquidity premium to discount all the pension cash flows; see Note 14(e).

As previously mentioned, in 2018, the Group’s Management decided to modify its accounting policy and reflect the effect of the change in the value of liabilities coming from retirement, disability and survival pensions, caused by the variations in the market interest rate used to discount these liabilities, in the consolidated statement of other comprehensive income (formerly reflected in the consolidated statement of income). This change was made to reduce the volatility in the profits or losses associated to the effect of changes in market interest rates, as the financial assets supported such insurance liabilities were measured at fair value through other comprehensive income. Likewise, it modified the assumptions used in the determination of the discount rate with the purpose of reflecting the business nature in the long term.
The effect of the first application of
SPP-S-2017
and
SPP-I-2017
tables as of June 1, 2018, amounted to S/144,777,000; which, in accordance with IAS 8, has been recognized prospectively affecting the results of the year within the caption “Net premiums earned” in the year 2018.
The effects of the first application of “Matching Adjustement” interest rates as of June 1, 2018, amounted to S/423,080,000; which, according to IAS 8, was prospectively recognized and was part of the year’s movement in other comprehensive results within the caption “Unrealized results, net”, in the year 2018.
Product classification:
Insurance contracts are those contracts where the Group (the insurer) has accepted significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder for a specified uncertain future event (the insured event) that adversely affects the policyholder. As a general guideline, the Group determines whether it has significant insurance risk by comparing benefits paid with benefits payable if the insured event did not occur. Insurance contracts may also transfer a financial risk. When the contract has a financial component and transfers no relevant insurance risk as established by IFRS 4 “Insurance Contracts”, the contract is recorded based on IFRS 9 “Financial Instruments”. These contracts are presented in the caption “Other accounts payable, provisions and other liabilities” as “Contract liability with investment component” of the consolidated statement of financial position; see Note 10(a).
Once a contract has been classified as an insurance contract, it remains as an insurance contract for the remainder of its life, even if the insurance risk is reduced significantly during this period, unless all rights and obligations are extinguished or expire.

Life insurance contracts offered by the Group include retirement, disability and survival insurance, annuities and group and individual life.
Non-life
insurance contracts mainly include SOAT (mandatory individual car accident insurance) and credit card insurance, among others.
Insurance receivables:
Insurance receivables are initially recognized when due and are measured at the fair value of the consideration received or receivable. Consequently, in its initial recognition, insurance receivables are measured at amortized cost. As of December 31, 2020 and 2019, the carrying value of the insurance receivables is similar to their fair value due to their short-term maturity. The carrying value of insurance receivables is reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable, with the impairment loss recorded in the consolidated statement of income.
Reinsurance:
The Group cedes the insurance risk in the normal course of its operations mainly due to pension fund risks and life insurance risks (individual and group). The reinsurance assets represent balances due and payable by reinsurance companies. Reinsurance is ceded on a proportional basis.
The amounts recoverable from the contracts with reinsurers are estimated consistently with the loss reserve pending settlement or losses settled and with the premiums ceded, associated with policies ceded, in accordance with the clauses established in the related reinsurance contracts.
Reinsurance assets are reviewed for impairment at each date of the consolidated statement of financial position or more frequently when necessary. Impairment arises when there is objective evidence the Group cannot receive all of the outstanding amounts receivable under the contract terms and the event has a reliably measurable impact on the amounts that the Group will obtain from the reinsurer. Impairment loss is registered in the consolidated statement of income.
Reinsurance contracts ceded do not release the Group from its obligations to the insured.
The liabilities from reinsurance contracts represent balances due and payable to reinsurance companies. The amounts payable are estimated consistently with the related reinsurance contract.
Premiums and claims are presented as gross amounts for the reinsurance ceded. Reinsurance assets or liabilities are written off when the contractual rights are extinguished, expire, or when the contract is transferred to a third party.
Reinsurance commissions:
The commissions from the reinsurance contracts for premiums ceded are amortized on a straight-line basis over the term of the related insurance contract.
Insurance contract liabilities:
Life insurance contract liabilities are recognized when contracts are entered into.
The technical reserves for retirement, disability and survival insurance and annuities are determined as the sum of the discounted value of expected future pensions to be paid during a defined or non-defined
period, computed on the basis of current mortality and morbidity tables and current discount interest rates described in Note 14(e).

Individual life technical reserves are determined as the sum of the discounted value of expected future benefits, administration expenses, policyholder options and guarantees and investment income, less the discounted value of the expected premiums that would be required to meet the future cash outflows. Furthermore, the technical reserves for group life insurance contracts comprise the provision for unearned premiums and unexpired risks.
Insurance claims reserves include reserves for reported claims and an estimate of the IBNR. As of December 31, 2020 and 2019, IBNR reserves were determined on the basis of the Chain Ladder methodology, whereby the weighted average of past claims’ development is projected into the future. Adjustments to the liabilities at each reporting date are recorded in the consolidated statement of income. The liability is derecognized when the contract expires, is discharged or cancelled.
At each reporting date an assessment is made on whether the recognized life insurance liabilities are sufficient, by using an existing liability adequacy test as established by IFRS 4. In the case of annuities and retirement, disability and survival insurance, this test was conducted by using current assumptions for mortality and morbidity tables and interest rates. As of December 31, 2020 and 2019, Management determined that liabilities were sufficient and therefore, it has not recorded any additional life insurance contract liability.
The accounts payable to reinsurers and coinsurers arise from the ceded premiums issued based on the evaluation of the risk assumed and the losses coming from the reinsurance contracts accepted as well as from the clauses executed for the coinsurance received, and are registered in the item “Accounts payable to reinsurers and coinsurers” that is part of the caption “Other accounts payable, provisions and other liabilities” of the consolidated statement of financial position.
Income recognition:
Life insurance contracts:
Gross premiums on life insurance are recognized as revenue when due from the policyholder. For single premium products, revenue is recognized on the date when the policy is effective. The net premiums earned include the annual variation of technical reserves.
Property, casualty and group life insurance contracts:
Unearned premiums are those proportions of premiums written in a year that relate to periods of risk afterwards the reporting date. Unearned premiums are calculated on a daily pro rata basis. The proportion attributable to subsequent periods is deferred as a provision for unearned premiums.
Recognition of benefits, claims and expenses:

(i)	Gross benefits and claims
Gross benefits and claims for life insurance contracts include the cost of all claims arising during the year, including internal and external claims handling costs that are directly related to the processing and settlement of claims.
Death, survival and disability claims are recorded on the basis of notifications received. Annuities payments are recorded when due.
(ii)	Reinsurance premiums
Reinsurance premiums comprise the total premiums payable for the whole coverage provided by contracts entered into in the period and are recognized at the date at which the policy is effective. Unearned ceded premiums are deferred during the period of the related insurance contract.

(iii)	Reinsurance claims
Reinsurance claims are recognized when the related gross insurance claim is recognized according to the terms of the relevant contract.

(iv)	Acquisition costs
Acquisition costs related to the sale of new policies are recognized when incurred.

(e)	Financial instruments: Initial recognition -

(e.1)	Date of recognition
Financial assets and liabilities, with the exception of loans, are initially recognized at the trading date. This includes regular transactions of purchases or sales of financial assets that require the delivery of assets within the time frame generally established by regulation or convention on the marketplace. Loans are recognized when the funds are transferred to the customers while deposits and obligations are recognized when the funds are received by the Group .

(e.2)	Initial measurement of financial instruments
The classification of financial instruments at initial recognition depends on the characteristics of the business model and contractual flows for managing the instruments, as described in Notes 3.4(f.1.1) and 3.4(f.1.2). Financial instruments are initially measured at their fair value (as defined in Note 3.4(e.4)), except in the case of financial assets and financial liabilities recorded at fair value through profit or loss, transaction costs are added to, or substracted from, this amount. Accounts receivable are measured at the transaction price. When the fair value of financial instruments at initial recognition differs from the transaction price, the Group accounts for the Day 1 profit or loss, as described below.

(e.3)	Day 1 profit or loss
When the transaction price of the instrument differs from the fair value at origination and the fair value is based on a valuation technique that only uses inputs observable in market transactions, the Group recognizes the difference between the transaction price and fair value in the net trading income. In those cases where fair value is based on models for which some of the inputs are not observable, the difference between the transaction price and the fair value is deferred and is only recognized in profit or loss when the inputs become observable, or when the instrument is derecognized. It should be noted that during the years 2020 and 2019, the Group did not originate any differences related to these characteristics.

(e.4)	Measurement categories of financial assets and liabilities
The Group classifies all of its financial assets based on the business model and the contractual terms, measured at either:

•	Amortized cost, as explained in Note 3.4(f.1).

•	Fair value through other comprehensive income, as explained in Notes 3.4(f.4) and (f.5).

•	Fair value through profit or loss, as explained in Note 3.4(f.7).
The Group classifies and measures its derivative and trading portfolio at fair value through profit or loss as explained in Notes 3.4(f.2) and (f.3). The Group may designate financial instruments at fair value through profit or loss, if so doing eliminates or significantly reduces measurement or recognition inconsistencies, as explained in Note 3.4(f.7).
Financial liabilities, other than financial guarantees, are measured at amortized cost or at fair value through profit or loss when they are held for trading, are derivative instruments or the fair value designation is applied, as explained in Note 3.4(f.6). It should be noted that during 2020 and 2019, the Group only presents derivative financial instruments measured in this way.

(f)	Financial assets and liabilities -
Following is the description of the assets and liabilities held by the Group, as well as the criteria for their classification:

(f.1)	Assets measured at amortized cost -
As required by IFRS 9, the Group measure cash and due from banks inter-bank funds, financial investments in debt instruments, loans and other financial assets at amortized cost if the following two conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.
The details of these conditions are presented below:

(f.1.1)	Business model assessment -
The Group’s business model is assessed at a higher level of aggregated portfolios, and not instrument by instrument, and is based on observable factors such as:

•	How the performance of the business model and the financial assets held within that business model are assessed and reported to the entity’s key management personnel.

•	The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way those risks are managed.
The expected frequency, value and timing of sales are also important aspects of the Group’s assessment. The business model assessment is based on reasonably expected scenarios without taking “worst case” or “stress case”. If cash flows after initial recognition are realized in a way that is different from the Group’s original expectations, the classification of the remaining financial assets that remain in that business model will not be changed, but incorporates such information when assessing newly purchased financial assets.

(f.1.2)	The SPPI test (Solely payments of principal and interest) -
As a second step of its classification process, the Group assesses the contractual terms to identify whether they meet the SPPI test.
“Principal”, for the purpose of this test, is defined as the fair value of the financial asset at initial recognition and may change over the life of the financial asset (for example, if there are repayments of principal or amortization of the premium/discount).
The most significant elements within a lending arrangement are the time value of money and credit risk. To perform the SPPI assessment, the Group applies judgement and considers relevant factors such as the currency in which the financial asset is denominated, and the period for which the interest rate is set. In contrast, contractual terms that introduce volatility in the contractual cash flows that are unrelated to a basic lending arrangement do not give rise to contractual cash flows that are solely payments of principal and interest on the amount outstanding. In such cases, the financial asset is required to be measured at fair value through profit or loss.

(f.2)	Derivatives recorded at fair value through profit or loss -
A derivative is a financial instrument or other contract with the following three characteristics:

•
Its value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, credit rating or credit index, or other variable; provided that, in the case of a non-financial
variable, it is not specific to part of the contract (i.e., the “underlying”).

•	It requires no initial net investment or an initial net investment that is smaller than the required for other types of contracts expected to have a similar response to changes in market factors.

•	It is settled at a future date.
The Group enters into derivative transactions with various counterparties, such as: interest rate swaps, cross-currency swaps, foreign currency options and foreign currency forward contracts. Derivatives are recorded at fair value and carried as assets when their fair value is positive and as liabilities when their fair value is negative. The notional amount and fair value of such derivatives are presented separately in Note 10(b). Changes in the fair value of derivatives are included in net trading income unless hedge accounting is applied. Hedge accounting disclosures are presented in Note 3.4(i).

(f.2.1)	Embedded derivatives -
An embedded derivative is a component of a hybrid instrument that also includes a non-derivative
host contract with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. An embedded derivative causes some or all of the cash flows that otherwise would be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, credit rating or credit index, or other variable, provided that, in the case of a non-financial
variable, it is not specific to a party to the contract. A derivative that is attached to a financial instrument, but is contractually transferable independently of that instrument, or has a different counterparty from that instrument, is not an embedded derivative, but a separate financial instrument.
Embedded derivatives in financial assets, liabilities and
non-financial
host contacts, were treated as separate derivatives and recorded at fair value if they met the definition of a derivative (as defined above), their economic characteristics and risks were not closely related to those of the host contract, and the host contract was not itself held for trading or designated at fair value through profit or loss. The embedded derivatives separated from the host contract are carried at fair value in the trading portfolio with changes in the fair value recognized in the consolidated statement of income.
In the case of embedded derivatives in financial assets, they are not separated from the financial asset and, therefore, the classification rules are applied to the hybrid instrument in its entirety, as described in Note 3.4(e.4).
As of December 31, 2020 and 2019, the Group does not present embedded derivatives needed to be separated from the host contract for being closely related.

(f.3)	Financial assets or financial liabilities held for trading -
The Group classifies financial assets or financial liabilities as held for trading when they have been purchased or issued primarily for short-term profit making through trading activities or form part of a portfolio of financial instruments that are managed together, for which there is evidence of a recent pattern of short-term profit taking.
Held-for-trading
assets and liabilities are recorded and measured in the consolidated statement of financial position at fair value. Changes in fair value are recognized in the statement of income. Interest income or expense and dividend are recorded in the statement of income according to the terms of the contract, or when the right to payment has been established. Included in this classification are debt securities, equities and short positions that have been acquired mainly for the purpose of selling them in the short term.

(f.4)	Debt instruments at fair value through other comprehensive income -
The Group applies the category of debt instruments measured at fair value through other comprehensive income when both of the following conditions are met:

•	The instrument is held within a business model, the objective of which is achieved by collecting contractual cash flows and selling financial assets.

•	The contractual terms of the financial asset meet the SPPI test.
Debt instruments at fair value through other comprehensive income are subsequently measured at fair value through other comprehensive income. Interest income and foreign exchange gains and losses are recognized in profit or loss in the same manner as for financial assets measured at amortized cost, as explained in Note 3.4(f.1). The expected credit loss calculation for debt instruments at at fair value through other comprehensive income is explained in Note 3.4(h)(iii) . When the Group holds more than one investment in the same security, they are deemed to be disposed of on a
“first-in
first-out”
basis. On derecognition, cumulative gains or losses previously recognized in other comprehensive income are reclassified to income.

(f.5)	Equity instruments at fair value through other comprehensive income -
Upon initial recognition , the Group occasionally elects to classify irrevocably some of its equity investments as equity instruments at at fair value through other comprehensive income when not held for trading. Such classification is determined on an instrument-by-
instrument basis.
Gains and losses on these equity instruments are never recycled to profit even when the asset is sold. Dividends are recognized in the consolidated statement of income as income when the right of the payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the instrument, in which case, such gains are recorded in other comprehensive income. Equity instruments at at fair value through other comprehensive income are not subject to impairment assessment.

(f.6)	Financial liabilities -
After initial measurement, financial liabilities, except those measured at fair value through profit or loss; see (f.7), are measured at amortized cost. Amortized cost includes commissions and interest, transaction lost and any other premium or discount. A compound financial instrument which contains both a liability and an equity component is separated at the issuance date.
The Group first establishes whether the instrument is a compound instrument and classifies such instrument’s components separately as financial liabilities, financial assets, or equity instruments in accordance with IAS 32. Classification of the liability and equity components of a convertible instrument is not revised as a result of a change in the likelihood that a conversion option will be exercised, even when exercising the option may appear to have become economically advantageous to some holders. When allocating the initial carrying amount of a compound financial instrument to the equity and liability components, the equity component is assigned as the residual amount after deducting from the entire fair value of the instrument, the amount separately determined for the liability component. The value of any derivative features (such as call options) embedded in the compound financial instrument, other than the equity component (such as an equity conversion option), is included in the liability component. Once the Group has determined the split between equity and liability, it further assesses whether the liability component has embedded derivatives that must be split for accounting purposes.

(f.7)	Financial assets and financial liabilities at fair value through profit or loss -
Financial assets and financial liabilities in this category are those that are not held for trading and have been either designated by Management upon initial recognition or are mandatorily required to be measured at fair value under IFRS 9. Management designates an instrument at fair value through profit or loss upon initial recognition when one of the following criteria is met:

•
The designation eliminates, or significantly reduces, the inconsistent treatment that would otherwise arise from measuring the assets or liabilities or recognizing gains or losses on them on a different basis, or

•
The liabilities are part of a group of financial liabilities which are managed and their performance evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, or

•	The liabilities contain one or more embedded derivatives, unless they do not significantly modify the cash flows that would otherwise be required by the contract.

Financial assets and liabilities at fair value through profit or loss are recorded in the consolidated statement of financial position at fair value. Changes in fair value are recorded in profit and loss with the exception of movements in fair value of liabilities designated at fair value through profit or loss due to changes in the Group’s own credit risk. Such changes in fair value are recorded in other comprehensive income and do not get reclassified to profit or loss. Interest accrued on assets that must be measured at fair value through profit or loss is recorded using the contractual interest rate. Dividend income from equity instruments measured at fair value through profit or loss is recorded in profit or loss as “Interest and similar income”; see Note 19, when the right to the payment has been established.

(f.8)	Financial guarantees and letters of credit -
The Group issues financial guarantees, and letters of credit.
Financial guarantees are initially recognized in the consolidated financial statements (within provisions) at fair value, which is equivalent to the commission received. Subsequent to initial recognition, the recognized liability is measured at the higher amount between: a) amount initially recognized less its cumulative amortization; and b) an Expected Credit Loss (“ECL”) provision determined as set out in Note 3.4(h)(ii).
The commission received is recognized in the consolidated statement of income in the caption “Fee income from financial services, net” on a straight-line basis over the life of the guarantee.
Letters of credit are commitments under which, over the duration of the commitment, the Group is required to provide a loan with pre-specified
terms to the customer. Similar to financial guarantee contracts, these contracts are within the scope of the ECL requirements.
The nominal contractual value of financial guarantees and letters of credit, where the loan agreed to be provided is on market terms, is not recorded in the consolidated statement of financial position. The nominal values of these instruments together with the corresponding ECLs are disclosed in Note 6(d).

(f.9)	Reclassification of financial assets and liabilities -
The reclassification of financial assets will take place as long as the business model that manages the financial assets is changed. It is expected that this change is very rare. These changes are determined by Management as a result of external or internal changes and must be significant for the Group’s operations and demonstrable to third parties. Consequently, a change in the Group’s business model will take place only when it begins or ceases to carry out an activity that is significant for its operations. As of December 31, 2020 and 2019, the Group has not reclassified its financial assets after their initial recognition. Financial liabilities are never reclassified.

(f.10)	Repurchase agreements -
Securities sold under repurchase agreements on a specified future date are not derecognized from the consolidated statement of financial position since the Group retains substantially all of the risks and rewards inherent to its ownership. Cash received is recognized as an asset with the corresponding obligation to return it, including accrued interest, as a liability, reflecting the transaction’s economic substance as a loan to the Group. The difference between the sale and repurchase price is recorded as interest expense and is accrued over the life of the agreement using the effective interest rate and is recognized in the caption “Interest and similar expenses” of the consolidated statement of income.
As of December 31, 2020 and 2019, the Group did not keep any repurchase agreements.

(g)	Derecognition of financial assets and liabilities -

(g.1)	Derecognition due to substantial change in terms and conditions -
The Group derecognizes a financial asset, such as a loan to a customer, when the terms and conditions have been renegotiated to the extent that, substantially, it becomes a new loan, with the difference recognized as a derecognition gain or loss, to the extent that an impairment loss has not already been recorded.
When assessing whether or not to derecognize a loan to a customer, among others, the Group considers the following factors:

•	Change in the loan’s currency.

•	Introduction of an equity feature.

•	Change in customer’s credit risk.

•	If the modification is such that the instrument would no longer meet the SPPI criterion.
Regarding the financial liabilities, the Group considers a substantial amendment based on qualitative factors and provided it exists a difference between the present value of the discounted cash flows under the new conditions and the original book value of the financial liability is larger than ten percent.
If the modification does not result in cash flows that are substantially different, the modification does not result in derecognition. Based on the change in cash flows discounted at the original EIR, the Group records a modification gain or loss, to the extent that an impairment loss has not already been recorded.

(g.2)	Derecognition other than for substantial modification -

(g.2.1)	Financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when the rights to receive cash flows from the financial asset have expired.
The Group has transferred the financial asset if, and only if, either:

•	Has transferred its contractual rights to receive cash flows from the financial asset, or

•	It retains the rights to the cash flows, but has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement.
Pass-through arrangements are transactions whereby the Group retains the contractual rights to receive the cash flows of a financial asset (the ‘original asset’), but assumes a contractual obligation to pay those cash flows to one or more entities (the ‘eventual recipients’), when all of the following conditions are met:

•	The Group has no obligation to pay amounts to the eventual recipients unless it has collected equivalent amounts from the original asset.

•	The Group cannot sell or pledge the original asset other than as security to the eventual recipients.
•
The Group has to remit any cash flows it collects on behalf of the eventual recipients without material delay. In addition, the Group is not entitled to reinvest such cash flows, except for investments in cash or cash equivalents including interest earned, during the period between the collection date and the date of agreed revision with the eventual recipients.

A transfer only qualifies for derecognition if either:

•	The Group has transferred substantially all the risks and rewards of the asset, or

•	The Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
The Group considers that control is transferred if, and only if, the transferee has the ability to sell the asset in its entirety to an unrelated third party and is able to exercise that ability unilaterally.
When the Group has neither transferred nor retained substantially all the risks and rewards and has retained control of the asset, the asset continues to be recognized only to the extent of the Group’s continuing involvement, in which case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group retains.
When the continuing involvement takes the form of a guarantee over the transferred asset, the amount of the Group’s continuing involvement will be the lowest between the asset amount and the maximum amount of consideration the Group may be required to pay.
When the continuing involvement takes the form of a written or purchased option (or both) over the transferred asset, the amount of the Group’s continuing involvement will be the amount of the transferred asset that the Group could repurchase. In the case of a written put option on an asset that is measured at fair value, the amount of the Group’s continuing involvement will be limited to the lowest between the fair value of the transferred asset and the option exercising price.
The net loss originated as consequence of the derecognition of financial asset accounts measured at amortized cost is calculated as the difference between the book value (impairment included) and the amount received.
As of December 31, 2020 and 2019, the Group did not recognize net losses as a consequence of derecognition of financial assets accounts.
(g.2.2)	Financial liabilities
A financial liability is derecognized when the obligation under the liability has been discharged, cancelled or has expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference between the carrying value of the original financial liability and the consideration paid is recognized in profit or loss of the period.

(h)	Impairment of financial assets -

(i)	Overview of the expected credit loss principles -
The Group records an allowance for expected credit losses for all loans and other debt financial assets not held at fair value through profit or loss, together with financial guarantee contracts. Equity instruments are not subject to impairment under IFRS 9.
The determination of the expected credit loss is based on the credit losses expected to arise over the life of the asset, unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the
12-month
expected credit loss as described in (ii) below. The policies for determining whether there has been a significant increase in credit risk are set out in Note 30.1(d).
Both lifetime expected credit loss and
12-month
expected credit loss are calculated on either an individual basis or a collective basis, depending on the nature of the portfolio. The Group’s policy for grouping financial assets measured on a collective basis is explained in Note 30.1(d).
The Group has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition. This is further explained in Note 30.1(d).
Based on the above mentioned process, IFS groups its loans into “Stage 1”, “Stage 2”, “Stage 3” and purchased or originated credit impaired financial assets (“POCI”), as described below:
Stage 1: When loans are first recognized, the Group recognizes an allowance based on the
12-month
expected credit loss. Stage 1 also includes loans whose credit risk has improved and the loan has been reclassified from Stage 2.
Stage 2: When a loan has shown a significant increase in credit risk since inception, the Group records an allowance based on the expected credit lossfor rhe entire lifetime of the financial asset. Stage 2 also includes loans whose credit risk has improved and the loan has been reclassified from Stage 3.
Stage 3: Loans considered credit impaired (as outlined in Note 30.1(d)). The Group records an allowance for the entire lifetime of the financial asset.
POCI: Purchased or originated credit impaired assets are financial assets that are impaired on initial recognition. POCI assets are recorded at fair value at original recognition and interest income is subsequently recognized based on a credit-adjusted EIR. ECLs are only recognized or released to the extent that there is a subsequent change in the expected credit losses. It should be noted that during the year 2020 and 2019, the Group has not purchased or originated POCI financial assets.
For financial assets for which the Group has no reasonable expectations of recovering either the entire outstanding amount, or a proportion thereof, the gross carrying amount of the financial asset is reduced. This is considered a (partial) derecognition of the financial asset.
The Group recognizes a value correction for expected credit losses on the following financial assets:

•	Financial assets that are measured at amortized cost.

•	Financial assets that are measured at fair value with changes in other comprehensive income if the following two conditions are met:

(i)	The financial asset is maintained within a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets; and

(ii)	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are only payments of the principal and interest on the outstanding principal amount.

•	Accounts receivable from leases.

•	Assets from contracts.

•	Financial guarantee contracts.
In this regard, as of December 31, 2020 and 2019, the Group’s financial assets subject to a correction for expected credit loss are the following:

•	Cash and due from banks.

•	Inter-bank funds.

•	Financial investments; see Notes 3.4(f), 5 and 30.1(e).

•	Loans; see Notes 3.4(f.1), 6 and 30.1(d).

•	Due from customers on acceptances.

•	Other accounts receivable and other assets.
Due to the
Covid-19
pandemic, the Group has been periodically assessing impairment signs to timely identify an increase in the credit loss risk. Thus, for those financial assets other than financial investments and the loan portfolio, Group Management has estimated the expected credit loss, concluding that it is neither significant nor relevant, given that the maximum period considered for measuring expected credit losses is very small or, even if it implies a longer term, because the main debtor is the Central Reserve Bank (“BCRP”, by its Spanish acronym) or corresponds to cash in vaults of the Group.

(ii)	Calculation of ECL -
The Group calculates ECL based on three probability-weighted scenarios to measure the expected cash shortfalls, discounted at an approximation to the EIR. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive.

The mechanics of the ECL calculations are described below, and the key elements are the following:

•
PD (“Probability of default”) is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the financial asset has not been previously derecognized and is still in the portfolio. The definition of PD is further explained in Note 30.1(d).

•
EAD (“Exposure at default”) is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, and accrued interest from missed payments. The definition of EAD is further explained in Note 30.1(d).

•
LGD (“Loss Given Default”) is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral. It is usually expressed as a percentage of the EAD. The definition of LGD is further explained in Note 30.1(d).

When estimating the ECLs, the Group considers three scenarios (optimistic, base and pessimistic). Each of these is associated with different PDs, as presented in Note 30.1(d). When is relevant, the assessment of multiple scenarios also incorporates how defaulted loans are expected to be recovered, including the probability that the loans will “cure” and the value of collateral or the amount that might be received for selling the asset.
With the exception of credit cards, for which the treatment is separately set out in (iv) below, the maximum period for which the credit losses are determined is the contractual life of a financial instrument (considering the prepayments) unless the Group has the legal right to call it earlier.
Impairment losses and reversals are accounted for and disclosed separately from modification losses or gains that are accounted for as an adjustment of the financial asset’s gross carrying value.
The criteria followed for calculating the ECL based on each stage are described below:

•
Stage 1: The provision for credit losses of those financial instruments that do not show a significant increase in risk since the initial recognition, will be calculated as the expected credit losses in the following 12 months. The group calculates the expectation that there is a probability of default (PD) in the 12 months after the reporting date. To this probability of default is multiplied and expected loss in case of default (LGD) and exposure on the date of default (EAD) and discounting the original effective interest rate. This calculation is made for each of the three scenarios (optimistic, base and pessimistic) defined by the Group.

•
Stage 2: When the financial instrument shows a significant increase in credit risk since initial recognition, the provision of credit losses of this financial instrument will be calculated as the expected credit loss throughout the life of this asset. The calculation method is similar to that for Stage 1, including the use of multiple scenarios, but expected credit loss is estimated over the lifetime of the instrument.

•
Stage 3: When there is objective evidence that the financial instrument is impaired, the provision of credit losses will be calculated as the expected credi tloss over the life of the asset. The method is similar to that for Stage 2, with the PD set at 100 percent.

Financial guarantee contracts
The Group measures each financial guarantee as the highest of the amount initially recognized minus cumulative amortization recognized in the consolidated statement of income, and the ECL provision. For this purpose, the Group estimates ECL based on the present value of the expected payments to reimburse the holder for a credit loss that it incurs. The deficits are discounted by the risk-adjusted interest rate relevant to the exposure. The ECLs related to financial guarantee contracts are recognized in provisions.

(iii)	Debt instruments measured at fair value through other comprehensive income -
The ECLs for debt instruments measured at fair value through other comprehensive income do not reduce the carrying amount of these financial assets in the consolidated statement of financial position, which remains at fair value. However, the expected losses that arise at each measurement date must be reclassified from other comprehensive income to results of the period.

(iv)	Credit cards -
The Group calculates the expected losses in a period that reflects the Group’s expectations regarding the client’s behavior, probability of default and the Group’s future risk mitigation procedures that could include the reduction or cancellation of lines of credit. Based on past experience and the Group’s expectations, the period during which the Group calculates the expected lifetime losses of this product is 17 months.
The assessment of whether there has been a significant increase in credit risk for revolving products is similar to other credit products. This is based on changes in the customer’s credit rating, as explained in Note 30.1(d).
The interest rate used to discount the ECL for credit cards is based on the average effective interest rate that is expected to be charged over the expected period of exposure to the facilities. This estimation takes into account that many facilities are repaid in full each month and are consequently not charged interest.

(v)	Forward-looking information -
In its expected credit loss models, the Group relies on the following macroeconomic variables as forward-looking information inputs as of December 31, 2020 and 2019:

	2020	2019
GDP growth	X	X
Unemployment rate	X	X
Consumer price index		X
Consumer	X
Inflation		X
Domestic demand	X	X
Exchange rate		X
Purchase capacity	X	X
Real compensation	X	X
Unit labor cost	X
The inputs and models used, see Note 30.1, for calculating ECLs may not always capture all characteristics of the market at the date of the consolidated financial statements. To reflect this, qualitative adjustments or overlays are occasionally made as temporary adjustments when such differences are significantly material. Detailed information about these inputs are provided in Note 30.1(d).

(vi)	Valuation of guarantees -
To mitigate the credit risks on financial assets, the Group generally uses three types of guarantees: physical guarantee, personal guarantees and title guarantees.
The guarantee, unless recovered, is not recorded in the Group’s consolidated statement of financial position. However, the fair value of the guarantee affects the calculation of the expected losses, and because of that, it is assessed periodically.
The nominal contract value of the guarantees and the letters of credit not used where the loan was agreed to be granted is in market terms, is not recorded in the consolidated statement of financial position. The nominal values of these instruments together with the corresponding expected losses are disclosed in Note 30.1(d).
To the extent possible, the Group uses active market data for valuing financial assets held as guarantees.
Non-financial
guarantees, such as real estate, is valued based on data provided by third parties such as appraisers.

(vii)	Write-offs -
Financial assets are written off only when the Group has stopped pursuing the recovery, at which time the cumulative provision recorded coincides with the total amount of the asset.

(viii)	Refinanced and modified loans -
The Group may make concessions or modifications to the original terms of loans as a response to the borrower’s financial difficulties, rather than taking possession or to otherwise enforce collection of guarantees. Once the terms have been renegotiated, any impairment is measured using the original EIR (as calculated before the modification of terms). It is the Group’s policy to monitor refinanced loans to help ensure that future payments continue to be likely to occur.
A refinanced asset is initially classified into Stage 2 and there will be no clean-up
period. However, if the financial asset presents a default mark, it will be reclassified from Stage 2 to Stage 3.
During 2020 and due to the
Covid-19
pandemic, Interbank granted reschedulings to its clients, which consisted of modifying payment schedules and/or granting grace periods to mitigate the financial and economic impact. Likewise, on the basis of a detailed monitoring of the economic situation of the country as consequence of the
Covid-19
pandemic, increases in the credit risk of said clients were identified and, therefore, additional provisions were constituted through subsequent adjustments to the expected loss model based on expert jugdments for each of the loans types. See Note 30.1(d).

(i)	Hedge derivatives -
Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured at their fair value. All derivatives are recognized as assets when the fair value is positive and they are recorded as “Accounts receivables related to derivative financial instruments” under “Other accounts receivable and other assets, net” and as liabilities when they are negative and they are recorded as “Accounts payable related to derivative financial instruments” under “Other accounts payable, provisions and other liabilities” in the consolidated statement of financial position.
Derivatives can be designated as hedging instruments under hedge accounting and in the event they qualify, depending upon the nature of the hedged item, the method for recognizing gains or losses from changes in fair value will be different. These derivatives, which are used to hedge exposures to risk or modify the characteristics of financial assets and liabilities and that meet IFRS 9 criteria, are recognized as hedging accounting.
Derivatives not designated as hedging instruments or that do not qualify for hedging accounting are initially recognized at fair value and are subsequently remeasured at their fair value, which is estimated based on the market exchange rate and interest rate. Gains or losses due to changes in their fair value are recorded in the consolidated statement of income, see Note 3.4(f.2).
In accordance with IFRS 9, to qualify for hedge accounting, all of the following conditions must be met:

(i)	The hedging relationship consists of only hedging instruments and eligible hedged items.

(ii)
At the inception of the hedge, there is formal designation and documentation of the hedging relationship and the entity’s risk management objective and strategy for undertaking the hedge. This documentation will include the identification of the hedging instrument, the hedged item, the nature of the risk being hedged, and the way the entity will assess if the hedging relationship meets the hedge effectiveness requirements.

(iii)	The hedging relationship meets all the following hedge effectiveness requirements:

•	There is an economic relationship between the hedged item and the hedging instrument.

•	The effect of the credit risk does not dominate the value changes that result from that economic relationship.

•
The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the entity actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of the hedged item.

IFRS 9 presents three hedge accounting categories: fair value hedge, cash flow hedge, and hedge of net investments in a foreign operation. The Group uses derivatives as hedging instruments under cash flow hedges, as detailed in Note 10(b).
For derivatives that are designated and qualify as cash flow hedge, the effective portion of derivative gains or losses is recognized in other comprehensive income for cash flow hedge, and reclassified to income in the same period or periods in which the hedge transaction affects income. The portion of gain or loss on derivatives that represents the ineffective portion or the hedge components excluded from the assessment of effectiveness is recognized immediately in income. Amounts originally recorded in other comprehensive income and subsequently reclassified to income are recorded in the corresponding income or expenses lines in which the related hedged item is reported.
When a hedging instrument expires, is sold, when a hedge no longer meets the criteria for hedge accounting or when the Group re-designates
a hedge, the cumulative gain or loss existing in other comprehensive income is kept and recognized in income when the hedged item is ultimately recognized in the consolidated statement of income. When a projected transaction is no longer expected to occur, the cumulative gain or loss recognized in other comprehensive income is immediately transferred to the consolidated statement of income.

(j)	Leases -
The determination of whether an arrangement is a lease, or contains a lease, is based on the substance of the arrangement at contract inception: whether the fulfilment of the arrangement is dependent on the use of a specific asset or assets or whether the arrangement conveys a right to use the asset., even if it is not explicitly specified in the contract in exchange for consideration.

(i)	The Group as a lessee -
The Group, as a lessee, applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets.

•	Right-of-use assets -
The Group recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment loss, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The Group holds as right-of-use
assets: land lots, buildings and facilities and furniture and equipment. Land lots do not depreciate; buildings and facilities and furniture and equipment depreciate based on the straight-line method during the lease term and are presented in Note 8 “Property, furniture and equipment, net”, and are subject to impairment.

•	Lease liabilities -
The Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. Given that this interest rate implicit in the lease agreement is not easily determinable, in the calculation of the present value of the lease payments, the Group uses the rate it applies to its loans. The lease payments include fixed payments (less any lease incentives receivable), variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs. Lease liabilities are presented in Note 10 as “Lease liabilities” in the caption “Other accounts payable, provisions and other liabilities”.
The Group performs accounting estimates related to the determination of terms and rates of the lease agreements, as detailed below:

•
Determination of the lease term for lease contracts with renewal and termination options The Group as a lessee determines the lease term as the non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control that affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customisation of the leased asset).

•
Estimating the incremental borrowing rate In order to determine the interest rate implicit in the lease, the Group uses its incremental borrowing rate - “IBR” to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency).The Group estimates the IBR using observable inputs such as the free-risk interest rates, Peruvian government yield curves of global bonds (in Dollars) and sovereign bonds (in Soles), and a credit risk differential, using a spread on the most recent debt issuance.

The Group used the exemption proposed by the standard for short term and low value assets; thus, short term and low value lease agreements are kept classified as operating leases, and the disbursements incurred due to these leases are recorded in the caption “Administrative expenses” of the consolidated statement of income.
Until December 31, 2018, leases in which a significant portion of the asset’s risks and benefits was retained by the lessor were classified as operating leasing according to IAS 17 “Leases”. Under this concept, the Group held mainly rented facilities used as offices and agencies of the Group’s Subsidiaries; see Note 25(c).

(ii)	The Group as a lessor –
As of December 31, 2020 and 2019, the Group holds the following types of leases:

•	Financial leases –
Leases in which the Group substantially transfers all risks and benefits related to the ownership of the asset are classified as financial leases.
Financial leases are recognized as loans at the present value of the installments. The difference between the total value receivable and the present value of the loan is recognized as accrued interest. This income is recognized during the term of the lease using the effective interest rate method, which reflects a constant rate of return.
As of December 31, 2020 and 2019, leasing receivables are subject to the financial asset impairment policy; see Notes 3.4(f.1) and (h).

•	Operating leases –
Leases in which the Group does not substantially transfers all risks and benefits related to the ownership of the asset are classified as operating leases.
Lease revenues obtained from investment properties are recorded using the straight-line method for the contract terms, and they are recorded as a revenue in the consolidated statement of income due to their operative nature, except for contingent lease revenues, which are recorded when realized.
The lease term is the
non-cancelable
period, together with any other additional period for which a lessee has the option of continuing with the lease, where, at the start date of the lease, Management is reasonably confident that a lessee will exercise such option.
Amounts received from tenants to terminate leases or to compensate impairment of leased facilities are recognized as revenues in the consolidated statement of income when the right to receive them arises.
Service charges, administration expenses and other recoverable expenses paid by the lessees and the revenues resulting from expenses charged to the lessees are recognized in the period in which the compensation becomes an account receivable. Service charges and administration expenses and other receipts are included in the gross revenues from rentals of the related costs, given that Management considers that the Group acts as principal party.

(k)	Customer Loyalty Program -
The Group has a customer loyalty program, which allows customers to accumulate points that can be exchanged for products. Loyalty points give rise to a separate performance obligation, since they provide a material right to the customer. A part of the transaction price is allocated to the loyalty points granted to customers on the basis of the relative independent selling price and is recognized as a contractual liability until the points are redeemed and presented as “Other accounts payable” in the item “Other accounts payable, provisions and other liabilities” of the consolidated statement of financial position. Expenses are provisioned montlhy regardless of the customer’s redemption of products.
By estimating the selling price independent of the loyalty points, the Group considers the probability of a client will use the cumulated points. The Group updates the estimates of points to be monthly redeemed and any adjustment to the liability balance will be recognized in the caption “Administrative expenses” of the consolidated statement of income.

(l)	Services of purchase-sale of financial investments “principal versus agent”-
The Group has contracts with customers to buy and sell, on their behalf, financial investments in the stock market and over-the-counter
market. The Group acts as an agent in these agreements.
When another party participates in the supply of services to their client, the Group determines whether it is a principal or an agent in these transactions when evaluating the nature of its agreement with the client. The Group is a principal and records the revenue by gross amounts if it controls the committed services before transferring to the customer. However, if the Group’s role is only to arrange for another entity to provide the services, then the Group is an agent and records the revenues for the net amount it retains for its services as an agent.

(m)	Investments in associates -
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but without having control over those policies. The considerations taken for determining significant influence are similar to those needed to determine control over Subsidiaries.
The Group’s investments in its associates are recognized initially at cost and then are accounted for using the equity method. The Group’s investments in associates are included in the caption “Other accounts receivable and other assets, net” of the consolidated statement of financial position, see note 10. Gains resulting from the use of the equity method of accounting are included in the caption “Other income” of the consolidated statement of income.

(n)	Investment property -
Investment property comprises land and buildings (mainly shopping malls, educational institutions and offices) that are not occupied substantially for use in the operations of the Group, nor for sale in the ordinary course of business, but are held primarily to earn rental income and capital appreciation. These buildings are substantially rented and not intended to be sold in the ordinary course of business. Investment property comprises completed property and property under construction or re-development.
The Group measures its investment property at fair value according to the requirements of IAS 40 “Investment Property”, as it has chosen to use the fair value model as its accounting policy.

Investment property is measured initially at cost, including transaction costs, that include transfer taxes, professional fees for legal services and initial leasing commissions to bring the property to the condition necessary to start operating. The carrying amount also includes the cost of replacing part of an existing investment property at the time that cost is incurred if the recognition criteria are met.
Properties under construction are measured based on estimates prepared by independent real estate valuation experts, except where such values (e.g.
work-in-progress
incurred on properties under construction) cannot be readily determined. Accordingly, the work-in-progress
incurred on properties under construction is measured at cost until either its fair value becomes reliably measurable or construction is completed (whichever is earlier). Investment property under construction includes the value of land, which is determined by appraisals performed by an accredited appraiser using the price per square meter as a market comparable method.
Subsequent to initial recognition, investment property is recorded at fair value. Gains or losses arising from changes in fair values are included in the caption “Net gain on investment property” of the consolidated statement of income in the year in which they arise.
Fair values are assessed periodically by Management, based on the discounted cash flows that are expected to be obtained from these investments. Fair values of investment properties under construction or investment properties held to operate in the future are assessed by an independent external appraiser, through the application of a recognized valuation model. See Note 7 for details of fair value and related assumptions.
Transfers to or from Investment property are made only when there is a change in the use of the asset. In case of assets transferred from Investment property to Property, furniture and equipment, the reclassified amount corresponds to the asset’s fair value at the date when the asset’s use was changed. If an item of Property, furniture and equipment moves to Investment property, the Group transfers the fixed asset’s net cost to Investment property and the asset is subsequently measured at fair value according to the policies established by the Group.
During 2020, and considering the new rented properties, the Group transferred part of the “Orquídeas” building, located in San Isidro, Lima, from “Property, furniture and equipment” to “Investment property”, for S/5,201,000.
Likewise, during 2018, the Group transferred “Las Orquídeas” building, located in San Isidro, Lima, from “Investment property” to “Property, furniture and equipment” for S/20,029,000. In addition, the Group transferred part of the “Pardo y Aliaga” building and part of the “Sede Wiese”, both located in San Isidro, Lima, from “Property, furniture and equipment” to “Investment property” for S/6,453,000 and S/4,037,000, respectively.
Investment property is derecognized when it has been disposed or withdrawn from use and no future economic benefit is expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset would result in either gains or losses at the retirement or disposal of investment property. Any gains or losses are recognized in the consolidated statement of income of the year of retirement or disposal.

(o)	Property, furniture and equipment, net -
Property, furniture and equipment are stated at historical acquisition cost less residual value, cumulative depreciation and impairment losses, if applicable. The historical acquisition cost includes the expenses that are directly attributable to the acquired property, furniture or equipment. Maintenance and repair costs are charged to the consolidated statement of income; significant renewals and improvements are capitalized when it is probable that future economic benefits, in excess of the originally assessed standard of performance, will result from the use of the acquired property, furniture or equipment.
Land does not depreciate. Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5
An item of property, furniture and equipment and any significant part initially recognized, is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising from the derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income.
The residual value of each asset, its useful life and the selected depreciation method are periodically reviewed to ensure that they are consistent with current economic benefits and useful life expectations.

(p)	Assets seized through legal actions -
Assets seized through legal actions are recorded in the item “Others” of the caption “Other accounts receivable and other assets, net” of the consolidated statement of financial position, see note 10; and are recognized at the lower value between the cost or the estimated market value (minus cost to sell), determined from valuations made by independent appraisers. Reductions in book value are recorded in the consolidated statement of income.

(q)	Intangible assets with finite useful lives -
Generally, the intangible assets with finite useful lives are included in the caption “Intangibles and goodwill, net” of the consolidated statement of financial position and they are mainly costs incurred in connection with the acquisition of computer software used in operations and other minor intangible assets. The amortization expense is calculated following the straight-line method over the useful life estimated between 4 and 5 years; see Note 9.
On the other hand, when an insurance contract portfolio is acquired, whether directly from another insurance company or as part of a business combination (in the case of the Group, the acquisition of Seguros Sura), the difference between the fair value of the insurance contract liability and the value of the insurance contract liability, as measured with the acquirer’s accounting policies, is recognized as an intangible asset named “Present Value of
In-Force
Business” (henceforth “PVIF”).

In this sense, PVIFs resulting from the acquisition of Seguros Sura are recognized in the consolidated statement of financial position at their estimated market value at the acquisition date. After the initial recognition, the PVIF is recorded at cost, minus the cumulative amortization and cumulative impairment loss, if any. The PVIF is amortized on a linear basis over the useful life of the acquired policies, which has been estimated in ten years.
The recoverability of PVIF is considered as part of the liability adequacy test performed at each reporting period. PVIF is derecognized when the related contracts are settled or disposed of.
Changes in the estimated useful life or in the pattern of consumption of the expected future economic benefits embedded in the intangible asset (PVIF) are recorded by changing the amortization period or method and are treated as a change in an accounting estimate.
Gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net amount of the disposal of the asset and the book value of said asset and they are recognized in the consolidated statement of income at the derecognition date.

(r)	Goodwill -
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests, and any previous interest held, if any, over the net identifiable assets acquired and liabilities assumed. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses
whether it has correctly identified all of the assets acquired and all the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of fair value of net assets aquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statement of income.
After initial recognition, goodwill is measured at cost less any cumulative impairment loss, if any. A goodwill impairment testing is performed on a yearly basis. To perform an impairment testing, goodwill acquired in a business combination is allocated, since the acquisition date, to one of the Group’s cash-generating units (henceforth “CGU”) that are expected to benefit from the business combination, irrespective of whether other assets or liabilities of the acquirer are assigned to those units.
Goodwill impairment is determined by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Where the goodwill has been allocated to the CGU and part of the operation within that unit is disposed of, the goodwill associated to the disposed operation is included in the carrying amount of the operation when determining the gain or loss of disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the withheld portion of the CGU retained.
Goodwill, recorded by the Group; see Note 9(b), arises from the acquisition of Seguros Sura and, considering that this entity was merged with Interseguro, has been allocated to the CGU of the insurance business.
(s)	Business combinations -
Business combinations are accounted for using the acquisition method established by IFRS 3 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at the acquisition date’s fair value, and the amount of any non-controlling
interests in the acquiree. For each business combination, the Group chooses whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in the caption “Administrative expenses” of the consolidated statement of income.
The Group determines that it has acquired a business when the the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs . The acquired process is considered substantive if it is critical for the capacity to the ability to continue producing outputs , and the inputs acquired include an organized workforce with the necessary skills, knowledge or experience to performe that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without incurring in significant costs, effort or delay in the ability of continue producing outputs.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer shall be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 “Financial Instruments: Recognition and Measurement”, is measured at fair value with the changes in the consolidated statement of income or in the consolidated statement of other comprehensive income. If the contingent consideration is not within the scope of IFRS 9, this shall be measured according to the applicable IFRS. The contingent consideration that is classified as equity must not be measured again and its subsequent settlement shall be recorded in equity. As of December 31, 2020 and 2019, there have been no contingencies arising from business combinations.
A business combination between entities or businesses under common control is beyond the scope of IFRS 3, because it corresponds to a business combination in which all entities or businesses that are combined are ultimately controlled by the same part or parts, both before and after the business combination. In these transactions, the Group recognizes the assets acquired under the method of unification of interest, whereby the assets and liabilities of the combined companies are reflected in their book values and no commercial credit is recognized as a result of the combination.
(t)	Impairment of non-financial assets -
Property, furniture and equipment and intangible assets with a finite life are assessed to determine whether there are any indications of impairment as of the closing of each period. If any indication exists, the Group estimates the asset’s recoverable value. The recoverable amount of the assets is the highest between the value of an asset or a CGU less the costs of sale and its use value, and it is determined for an individual asset, unless the asset does not generate cash revenues that are largely independent from those of other assets or groups of assets.
When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value minus costs to sell, an appropriate valuation model is used.

(u)	Due from customers on acceptances -
Due from customers on acceptances corresponds to accounts receivable from customers for import and export transactions, whose obligations have been accepted by the Group. The obligations that must be assumed by the Group for such transactions are recorded as liabilities.

(v)	Defined contribution pension plan -
The Group only operates a defined contribution pension plan. The defined contribution payable in the pension plan is in proportion to the services rendered to the Group by the employees and it is recorded as an expense in the caption “Salaries and employee benefits” of the consolidated statement of income. Unpaid contributions are recorded as liabilities.

(w)	Provisions -
Provisions are recognized when the Group has a present obligation (legal or implicit) as a result of a past event, and it is probable that an outflow of resources embodying economic benefits will be required in order to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in the consolidated statement of income, net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a pre-tax
rate that reflects, where appropriate, the specific risks of the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense.

(x)	Contingencies -
Contingent liabilities are not recognized in the consolidated financial statements, but are disclosed in notes to the consolidated financial statements, unless the probability of an outflow of resources is remote. Contingent assets are not recorded in the consolidated financial statements, but they are disclosed if it is probable that an inflow of economic benefits will emerge.

(y)	Fair value measurement -
Fair value is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	On the principal market for the asset or liability; or

•	In the absence of a principal market, on the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group. Also, the fair value of a liability reflects its non-performance
risk.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
When possible, the Group measures the fair value of a financial instrument using the quoted price in an active market for that instrument. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price on an active market, then the Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant and observable data and variables, and minimizing the use of unobservable data and variables.
The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.
In the case of investment property, the Group has considered the specific requirements relating to highest and best use, valuation of premises and principal (or most advantageous) market. The determination of investment property fair value requires the use of estimations such as the future cash flows of the assets (e.g., leases, sales, fixed rents for the different lessees, variable rents based on the sales percentage, operating costs, construction costs, maintenance costs, and the use of discount rates). Additionally, real estate development risks (such as construction and abandonment) are also taken into account when determining the fair value of the land related to the investment property under construction.
The fair value of investment property in the consolidated statement of financial position must reflect the volatile nature of real estate markets; therefore, Management and its appraisers use their market knowledge and professional criteria and do not depend solely on historical comparable transactions. In this sense, there is a higher degree of uncertainty than when a more active market exists for the estimation of fair value. Significant methods and assumptions used in the estimation of fair value of investment property are detailed in Note 7.
All assets and liabilities for which the fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy described below:

•	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 - Valuation techniques for input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 - Valuation techniques for which data and variables of the lowest significant level to measure fair value are unobservable.
For assets and liabilities that are recognized at fair value in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization at the end of each reporting period.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of hierarchy of the fair value, as explained above.
Fair values of financial instruments measured at amortized cost are disclosed in Note 31(b).

(z)	Income Tax -
Income Tax is computed based on the separate financial statement of each Subsidiary.
Deferred Income Tax is accounted for in accordance with IAS 12 “Income Taxes”. In this sense, the deferred Income Tax reflects the effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts determined for tax purposes. Deferred assets and liabilities are measured using the tax rates that are expected to be in force in the years in which such temporary differences are expected to be recovered or settled. Consequently, the deferred Income Tax has been calculated by applying the rates that are in force; see Note 17(c). The measurement of deferred tax assets and deferred tax liabilities reflects the tax consequences that arise from the manner in which each individual entity of the Group expects, at the consolidated statement of financial position dates, to recover or settle the carrying amount of their assets and liabilities.
Deferred tax assets and liabilities are recognized regardless of when the temporary differences are likely to reverse. Deferred tax assets are recognized when it is probable that sufficient taxable income will be generated against which the deferred tax assets can be offset. At each consolidated statement of financial position date, unrecognized deferred assets and the carrying amount of deferred tax assets registered are assessed. A previously unrecognized deferred tax asset is recognized to the extent that it has now become probable that future taxable income will allow the deferred tax asset to be recovered. Likewise, the carrying amount of a deferred tax asset is reduced when it is no longer probable the generation of a sufficient taxable income that allow the application of the tax deferred asset.
According to IAS 12, the deferred Income Tax is determined by applying the Income Tax rate applicable to the retained earnings, recognizing any additional tax on distribution of dividends that may arise on the date when the liability is recognized.

(aa)	Segment information -
IFRS 8 “Operating Segments” requires that the information of operating segments be disclosed consistently with information provided by the chief operating decision maker, who allocates resources to the segments and assesses their performance. Segment information is presented in Note 28.

(ab)	Fiduciary activities and management of funds -
The Group provides trust management, investment management, advisory and custody services to third parties that result in the holding of assets on their behalf. These assets and the income arising thereon are excluded from these consolidated financial statements, as they are not assets of the Group; see Note 32.
Commissions generated from these activities are included in the caption “Fee income from financial services, net” of the consolidated statement of income.

(ac)	Earnings per share -
The amount of basic earnings per share is calculated by dividing the net profit for the year attributable to common shareholders by the weighted average number of common shares outstanding during the year. As of December 31, 2020 and 2019, the Group does not have financial instruments with dilutive effect, therefore, basic and diluted earnings per share are identical for the years reported.

(ad)	Capital surplus -
It is the difference between the nominal value of shares issued and their public offering price made in 2007 and 2019; see Note 1(c). Capital surplus is presented net of expenses incurred in the issuance of shares.

(ae)	Treasury stock -
Shares repurchased are recorded in the shareholders’ equity under treasury stock caption at their purchase price. No loss or gain is recorded in the consolidated statement of income arising from the purchase, sale, issuance or amortization of these instruments. Shares that are subsequently sold are recorded as a reduction in treasury stock, measured at the average price of treasury stock held at such date; and the resulting gain or loss is recorded in the consolidated statement of changes in net equity in the caption “Retained earnings”.

(af)	Cash and cash equivalents -
Cash presented in the consolidated statement of cash flows includes cash and due from banks balances with original maturities lower than three months, excludes the restricted funds, which are subject to an insignificant risk of changes in value. The cash and cash equivalent item does not include accrued interest.
On the other hand, the cash collateral committed as part of a repurchase agreement is included in the “Cash and due from banks” caption of the consolidated statement of financial position; see Note 4(d).

(ag)	Amendments to IFRS 9, IAS 39 and IFRS 7: “Interest Rate Benchmark Reform” - Phase 1 -
Since 2019, the Group applies the exceptions of the Interest Rate Benchmark reform to all affected hedging relationships. A hedging relationship will be affected if the reform generates uncertainty about the moment or the amount of the cash flows related to the hedged account of the hedging instrument in the period prior to the replacement of the rate benchmark with the alternate rate benchmark, given that this rate can be almost risk free. With exceptions applied, the Group has the intention of avoiding any disruption in the existing relationships in the hedge accounting of cash flows and the fair value of interest rate risk which, in the absence of these amendments, would result in the ineffectiveness of the hedge and potential inconsistencies in the hedge accounting as result of the interest rate benchmark reform.
The exceptions provided by the amendments are:

•
“Highly probable” requirement for cash flow hedges: If the hedged item is a forecast transaction, it will be determined that the forecast transaction is highly probable by assuming that the interest rate benchmark on which the hedged cash flows are based is not altered as result of the interest rate benchmark reform.

•
Reclassification of the cash flow hedge reserve to statement of income: In order to determine if it is not expected that the hedged cash flows occur, it is assumed that the interest rate benchmark on which the hedged cash flows are based is not altered as result of the interest rate benchmark reform.

•
Economic relationship between the hedged item and the hedge instrument: It is assumed that the interest rate benchmark on which the hedged cash flows are based, and/or the interest rate benchmark on which the cash flows of the hedge instrument are based, is not altered as result of the interest rate benchmark reform.

At the end of the periods 2019 and 2020, the Group has exposure to mainly
USD-Libor
rates; thus, the impact will be the change into other interest rate benchmark.
The main affected items within the Group are the derivative positions (interest rate swaps – IRS, and cross currency swaps – CCS, outstanding as of the transition date which accrue
USD-Libor
interest).
Additionally, the Group holds some financial instruments with exposure to the inter-bank Euribor rate (Euro Interbank Offered Rate). The calculation methodology of Euribor changed during the year 2019 through the adoption of a hybrid methodology based mainly, to the extent possible, on observable market data and, in case they are not sufficient, on other market price sources, in order to assure the strength of the Euribor inter-bank rate. In July 2019, the Belgian Authority of Financial Services and Markets granted an authorization regarding the applicability of the Euribor inter-bank rate under the European Union Benchmark Regulation, thus allowing market participants to continue using this rate after January 1, 2020, for both existing and new contracts. The Group expects that the Euribor inter-bank rate will continue existing as rate benchmark in the foreseeable future. Because of this, the Group does not consider that this index benchmark may be directly affected as result of the interest rate benchmark reform.
Note 10(b)(vi) details the nominal value and the average term in years of derivative financial instruments that are subject to the interest rate benchmark reform.

(ah)	Reclassifications on financial statements as of December 31, 2019 and 2018 –
During 2020, the Management performed a detailed analysis on the nature of the products “Renta Particular Plus” and “Renta Particular Plus - Vitalicio”, considering the important growth they have had during the last years; and which were being recorded on “Other accounts payable, provisions and other liabilities”, considering mainly the financial component included in these products. This analysis had the purpose to separate these products based on their main characteristics. In this regard, the product “Renta Particular Plus”, for which a majority of contracts (policies) have an important financial component, remained as a financial liability, while the product “Renta Particular Plus - Vitalicio”, which has a significant insurance component, was determined to reclassify and present it as insurance product according to IFRS 4 (insurance contract liabilities).
In this sense, the balances of the product “Renta Particular Plus - Vitalicio” were reclassified from “Other accounts payable, provisions and other liabilities” into the caption “Insurance contracts liabilities” of the consolidated statement of financial position, see Notes 10 and 14, respectively; and its respective effects on income from the captions “Net premiums earned” and “Net claims incurred for life insurance and others” into the caption “Interest and similar expenses” of the consolidated statement of income, see Notes 22 and 19, respectively. Lastly, with the purpose of making comparable the consolidated financial statements, the balances of previous periods were modified, as presented below:

	Before reclassification	Reclassification	After reclassification
	S/(000)	S/(000)	S/(000)
Year 2019
Consolidated statement of financial position
Insurance contract liabilities	11,338,810	87,821	11,426,631
Other accounts payable, provisions and other liabilities	2,048,048	(87,821)	1,960,227
Consolidated statement of income
Interest and similar expenses	(1,407,897)	(16,066)	(1,423,963)
Net premiums earned	426,608	(5,975)	420,633
Net claims and benefits incurred for life insurance contracts and others	(722,305)	22,041	(700,264)
Year 2018
Consolidated statement of income
Interest and similar expenses	(1,170,586)	(6,708)	(1,177,294)
Net premiums earned	328,566	(8,987)	319,579
Net claims and benefits incurred for life insurance contracts and others	(736,032)	15,695	(720,337)
In Group Management’s opinion, these reclassifications allow a better presentation in the consolidated financial statements.

3.5	Standards issued but not yet effective -
Following is the description of the new and amended standards and interpretations issued, but which are not yet in force at the date of issuance of these consolidated financial statements. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective:

•	IFRS 17 “Insurance contracts”
In May 2017, the IASB issued IFRS 17 “Insurance Contracts”, a comprehensive new accounting standard for insurance contracts, covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 “Insurance Contracts”, issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life,
direct insurance and
re-insurance),
regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are based to a large extent on the compliance of previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. IFRS 17 is a general model which is complemented by:

(i)	A specific adaptation for contracts with direct participation features (the variable fee approach).

(ii)	A simplified approach (the premium allocation approach) mainly for short-duration contracts.
IFRS 17 is effective for reporting periods beginning on or after 1 January 2023, with the presentation of comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date that it first applies IFRS 17.

The Group’s Management is assessing the impact of this standard on the consolidated financial statements.

•	Amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current”
In January 2020, the IASB issued amendments to IAS 1 with the purpose of specifying the requisites for the classification of liabilities as current or non-current.
The amendments clarify:

•	What is meant by a right to defer a settlement arrangement.

•	That a right to defer must exist at the end of the reporting period.

•	That liability classification unaffected by the likehood that an entity will exercise its deferral right.

•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
The amendments are effective for annual periods beginning on January 1, 2023 and must be applied retrospectively. These amendments are not applicable to the Group because given the nature of its operations (mainly banking and insurance), it does not perform the classification of current and non-current
in its financial statements.

•	Amendments to IFRS 3 “Business Combinations: References to the Conceptual Framework”
In May 2020, the IASB issued amendments to IFRS 3 “Business Combinations: References to the Conceptual Framework”. The amendment is intended to replace a reference to the Framework for the preparation and presentation of the financial statements, issued in 1989, with a reference to the conceptual framework for financial reporting issued in March 2018, without significantly changing its requirements.
The IASB also added an exception to the recognition principle of IFRS 3 to avoid the recognition of potential gains or losses arising for contingent assets and liabilities that would be within the scope of IAS 37 or IFRIC 21, if incurred separately.
At the same time, the IASB decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the preparation and presentation of the financial statements.
The amendments are effective for annual periods beginning on or after January 1, 2022 and apply prospectively.
It is not expected that the amendments will have a significant impact on the Group’s consolidated financial statements.

•	Amendments to IAS 16 “Property, Plant and Equipment: Proceeds Before Intended Use”
In May 2020, the IASB issued an amendment to IAS 16 “Property, Plant and Equipment: Proceeds Before Intended Use”, which prohibits entities deducting from the cost of an item of fixed asset, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the way intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in the statement of income.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of fixed assets made available for use on or after the beginning of the earlier period presented when the entity first applies the amendment.
It is not expected that the amendments will have a significant impact on the Group’s consolidated financial statements.

•	Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts – Cost of Fulfilling a Contract”
In May 2020, the IASB issued an amendment to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.
The amendments are applied on a “directly related costs approach”. The costs that relate directly to a contract to provide goods or services include both the incremental costs and an allocation of costs directly related to the contractual activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022.
The Group will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.
It is not expected that the amendments will have a significant impact on the Group’s consolidated financial statements.

•	IFRS 1 “First-time Adoption of International Financial Reporting Standards – Subsidiary as a First-time Adopter”
As part of its 2018-2020 annual improvements to IFRS standards process, the IASB issued an amendment to IFRS 1 “First-time Adoption of International Financial Reporting Standards”. This amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to cumulative translation differences using the amounts reported by the parent, based on the parent’s date of transition into IFRS. This amendment is also applied to an associated or joint venture that elects to apply paragraph D16(a) of IFRS 1.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022, with early adoption permitted.

•	IFRS 9 “Financial Instruments – Fees in the ‘10 per cent’ Test for Derecognition of Financial Liabilities”
As part of 2018-2020 annual improvements to IFRS standards process, the IASB issued an amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The amendment is effective for annual reporting periods beginning on or after 1 January 2022 with earlier adoption permitted. The Group will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

It is not expected that the amendment will have a significant impact on the Group’s consolidated financial statements.

•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform – Phase 2”
Phase 2 of the Interest Rate Benchmark Reform includes a series of reliefs and additional disclosures. The reliefs apply to financial instruments when the interest rate benchmarks are replaced by alternate interest rates (practically risk-free rates). As practical relief, it is permitted that the entities apply prospectively the change in the cash flows basis; that is, as though it was an asset or liability at a floating interest rate, and provided that it was a direct consequence of the Reform and on an economically equivalent basis.
Phase 2 of the Interest Rate Benchmark Reform provides temporary reliefs which allow the hedging relationships to continue upon the replacement of an existing interest rate benchmark with an alternate interest rate. The reliefs require entities to amend hedge designations and hedge documentation. This includes redefining the hedged risk, redefining the description of the hedging instrument and/or the hedged item (noting the new alternate rate) and amending the method for assessing hedge effectiveness. Updates to the hedging documentation must be made by the end of the reporting period in which a replacement takes place. An alternate rate benchmark designated as component of contractually non-specified
risk that is not identifiable separately at the date it is designated, has complied with that requirement at that date, if and only if, the entity expects reasonably that the alternative rate benchmark will be identifiable separately within a
24-month
period since the date at which the alternative rate benchmark is designated as a risk component.
As of December 31, 2020, Interbank holds exposure mainly to
USD-Libor
rates, thus the impact will be the change to another benchmark rate. In the United Kingdom, the Financial Conduct Authority (“FCA”) is responsible for the regulation of the Libor rates. It is expected that the publication of Libor rates by the FCA will end after 2021. In the United States, the Federal Reserve Bank of New York is leading the transition of the
USD-Libor
into the robust rate benchmark Secured Overnight Financial Rate (“SOFR”). In that sense, it has been planned the transition into the new rate benchmarks will be implemented before December 31, 2021. However, at the end of November 2020, LIBOR administrator, the ICE Benchmark Administration, placed on consultation a proposal to continue with the publication of the LIBOR rates until June 2023, and it is expected that the proposal will be approved.
Regarding the exposures, among the items potentially affected at Interbank are commercial loans, funding liabilities and derivative positions. The positions within the balance sheet that accrue interest at the
USD-Libor
rate are not significant and represent less than 3% of the asset or liability, respectively. In the case of commercial loans, the agreements have been reviewed and the majority corresponds to syndicated loans where the leading banks do not yet define the rate at which to migrate. In the case of liabilities, there are exposures in loans and bonds. In the case of loans, the last date of interest calculation will be before December 31, 2021, thus there will not be positions exposed to Libor. In the case of issued bonds, there is an issuance that could pay interest based on Libor in the future, but this issuance has a fallback clause, which determines the conditions governing contracts when indices are not available. In derivative products, the “ISDA Protocol”, to which the Bank is expected to adhere in order to be aligned to the global market standard is under review. Considering that in all of Interbank’s products global banks take part, the process of negotiation with clients will develop in line with advances at the global level, considering that it is highly probable that the Libor publication date may continue until June 2023.
3.6	Significant accounting judgments, estimates and assumptions -
The preparation of the consolidated financial statement of the Group requires Management to make judgments, estimates and assumptions that affect the reported amount of income, expenses, assets and liabilities, and the accompanying disclosures, as well as the disclosure of contingent liabilities. In the process of applying the Group’s accounting policies, Management has used judgments and assumptions about the future and other key sources to make its estimates at the reporting date, which have a significant risk that may cause a material adjustment to the value in books of assets and liabilities within the next financial year. The estimates and existing assumptions may change due to circumstances beyond the control of the Group and are reflected in assumptions if they occur. The items with the most impact recognized in the consolidated financial statements with judgements and/or considerable estimates are the following: the calculation of the impairment of the portfolio of loans and financial investments, the measurement of the fair value of the financial investments and investment properties, the assessment of the impairment of the goodwill, the liabilities for insurance contracts and the measurement of the fair value of derivative financial instruments; also, there are other estimates such as provisions for litigation, the estimated useful life of intangible assets, and property, furniture and equipment, and the estimation of assets and liabilities for deferred Income Tax, and the determination of terms and estimation of the interest rate of lease agreements. The accounting criteria used for each of these items are described in Note 3.4.